SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible Notes (Details)	Jan. 21, 2019 USD ($)	May 05, 2017 USD ($)	Dec. 31, 2020 USD ($) loan_agreement	Dec. 31, 2019 USD ($) loan_agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Borrowings			$ 25,968,000	$ 51,386,000	$ 0	$ 6,011,000
Other non-current financial assets			15,147,000	1,683,000
Other current financial assets			1,577,000	4,527,000
Subsidiaries | Collokia LLC
Disclosure of subsidiaries [line items]
Borrowings		$ 100,000
Borrowings, interest rate		2.80%
Borrowing term		18 months
Financial assets, at fair value			130,000	115,000
Subsidiaries | Globant España S.A. | Wolox
Disclosure of subsidiaries [line items]
Borrowings	$ 1,800,000
Borrowings, interest rate	2.00%
Borrowing term	18 months
Financial assets, at fair value				$ 1,841,000
Participation sold			2,600,000
Subsidiaries | Globant Ventures S.A.S | The Startups
Disclosure of subsidiaries [line items]
Number of purchase agreements | loan_agreement				4
Subsidiaries | Globant Ventures S.A.S | Drixit Technologies Inc and Woolabs S.A
Disclosure of subsidiaries [line items]
Borrowings			1,036,000
Financial assets, at fair value			$ 306,000
Number of purchase agreements | loan_agreement			2
Other non-current financial assets			$ 300,000
Other current financial assets			$ 730,000
Subsidiaries | Globant Ventures S.A.S | Drixit Technologies Inc and Woolabs S.A | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate			5.00%
Subsidiaries | Globant Ventures S.A.S | Drixit Technologies Inc and Woolabs S.A | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate			12.00%